Fair Value Measurements - Marketable Securities by Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Due in one year	$ 42,204	$ 9,889
Additions	9,205	2,225
Allowance for doubtful accounts, ending balance	$ 51,409	$ 12,114